Business Combination - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Purchase Price:
Cash	$ 31,074,127
Side Letter payable	1,925,873
Promissory note to Sellers of EON Business	15,000,000
Total purchase consideration	82,828,294
Purchase Price Allocation
Cash	246,323
Accounts receivable	3,986,559
Prepaid expenses	368,371
Oil & gas reserves	93,809,392
Derivative assets	51,907
Accounts payable	(2,290,475)
Accrued liabilities and other	(1,244,633)
Revenue and royalties payable	(775,154)
Revenue and royalties payable, related parties	(1,199,420)
Short-term derivative liabilities	(27,569)
Deferred tax liabilities	(8,528,772)
Asset retirement obligations, net	(893,235)
Other liabilities	(675,000)
Net assets acquired	82,828,294
HNRA Class A Common Shares for Option Agreement [Member]
Purchase Price:
Transferred equity interest	67,700
HNRA Class A Common Shares [Member]
Purchase Price:
Transferred equity interest	1,354,000
OpCo Class B Units [Member]
Purchase Price:
Transferred equity interest	12,186,000
OpCo Preferred Units [Member]
Purchase Price:
Transferred equity interest	$ 21,220,594